Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Schedule of Common Shares Sold by Union VEBA

	Year Ended
	December 31,
	2011	2010
Common stock sold by Union VEBA	1,321,485	1,321,485
Increase in Union VEBA assets [1]	$65.5	$52.1
Reduction in Common stock owned by Union VEBA [2]	$(31.7)	$(31.8)
Increase in Additional paid in capital	$(8.8)	$(0.7)
Decrease in Deferred tax assets	$(25.0)	$(19.6)
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[1]	At a weighted-average price of $49.58 and $39.39 per share realized by the Union VEBA for the years 2011 and 2010, respectively.
2     At $24.02 per share reorganization value.

Schedule of Assumptions Used to Determine Benefit Obligations

	Canadian Pension Benefits		VEBA Benefits
	December 31, 2011	December 31, 2010	December 31, 2011		December 31, 2010
			Union VEBA	Salaried VEBA	Union VEBA	Salaried VEBA
Benefit obligations assumptions:
Discount rate	5.60%	5.70%	4.20%	3.75%	5.25%	4.70%
Rate of compensation increase	3.00%	3.50%	—	—	—	—
Initial medical trend rate [1]	—	—	8.50%	—	9.00%	—
Ultimate medical trend rate [1]	—	—	5.00%	—	5.00%	—

[1]
The medical trend rate assumptions used for the Union VEBA were provided by the Union VEBA and certain industry data were provided by the Company's actuaries. The trend rate is assumed to decline to 5% by 2019 at December 31, 2011 and December 31, 2010. A one-percentage-point increase in the assumed medical trend rates would increase the accumulated postretirement benefit obligation of the Union VEBA by $50.5 and $37.0 at December 31, 2011 and December 31, 2010, respectively. A one-percentage-point decrease in the assumed medical trend rates would decrease the accumulated postretirement benefit obligation of the Union VEBA by $40.8 and $30.4 at December 31, 2011 and December 31, 2010, respectively.

Schedule of Assumptions Used to Determine Net Periodic Benefit Cost (Income)
Assumptions used to determine net periodic benefit cost (income) for the years ended December 31 are:

	Canadian Pension Benefits			VEBA Benefits
	2011	2010	2009	2011		2010		2009
				Union VEBA	Salaried VEBA	Union VEBA	Salaried VEBA	Union VEBA	Salaried VEBA
Net periodic benefit cost assumptions:
Discount rate	5.70%	6.70%	7.50%	5.25%	4.70%	5.80%	5.40%	6.00%	6.00%
Expected long term return on plan assets [1]	5.40%	5.40%	6.00%	6.00%	7.25%	4.75%	7.25%	5.75%	7.25%
Rate of compensation increase	3.50%	3.50%	3.30%	—	—	—	—	—	—
Initial medical trend rate[2]	—	—	—	9.00%	—	9.50%	—	9.00%	—
Ultimate medical trend rate[2]	—	—	—	5.00%	—	5.00%	—	5.00%	—
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[1]	The expected long-term rate of return assumption is based on the historical investment portfolios provided to the Company by the VEBAs’ trustees.

[2]
The medical trend rate assumptions were used for the Union VEBA, which is currently paying certain prescription drug benefits, and provided by the Union VEBA and industry data from the Company's actuaries. The trend rate is assumed to decline to 5% by 2019, 5% by 2019 and 5% by 2013 for 2011, 2010 and 2009, respectively. A one-percentage-point increase in the assumed medical trend rates would increase the aggregate of the service and interest cost components of net periodic benefit costs by $2.7, $2.7 and $2.4 for 2011, 2010 and 2009, respectively. A one-percentage-point decrease in the assumed medical trend rates would decrease the aggregate of the service and interest cost components of net periodic benefit costs by $2.1, $2.2, and $1.9 for 2011, 2010 and 2009, respectively.

Schedule of Changes in Benefit Obligations

	Canadian Pension Benefits		VEBA Benefits
	2011	2010	2011	2010
Change in Benefit Obligation:
Obligation at beginning of year	$5.4	$4.1	$348.6	$344.8
Foreign currency translation adjustment	(0.1)	0.2	—	—
Service cost	0.2	0.1	2.2	2.0
Interest cost	0.3	0.3	17.4	19.1
Actuarial (gain) loss[1]	(0.2)	0.8	96.8	2.8
Plan participant contributions	—	0.1	—	—
Benefits paid by Company	(0.2)	(0.2)	—	—
Benefits paid by VEBA	—	—	(21.1)	(23.2)
Reimbursement from Retiree Drug Subsidy[2]	—	—	3.0	3.1
Obligation at end of year	5.4	5.4	446.9	348.6

Schedule of Changes in Plan Assets

Change in Plan Assets:
FMV of plan assets at beginning of year	4.9	4.1	506.6	422.4
Foreign currency translation adjustment	(0.1)	0.2	—	—
Actual return on assets	(0.2)	0.3	16.9	49.9
Plan participant contributions	—	0.1	—	—
Sale of Company's common stock by Union VEBA	—	—	65.5	52.1
Employer/Company contributions	0.5	0.4	0.1	2.3
Benefits paid by Company	(0.2)	(0.2)	—	—
Benefits paid by VEBA	—	—	(21.1)	(23.2)
Reimbursement from Retiree Drug Subsidy[2]	—	—	3.0	3.1
FMV of plan assets at end of year	4.9	4.9	571.0	506.6
Net Funded Status [3]	$(0.5)	$(0.5)	$124.1	$158.0
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[1]
The actuarial loss relating to the VEBA plans in 2011 is comprised of (i) a loss of $31.4 resulting from an increase in benefit cost for plan participants, (ii) a loss of $53.5 resulting from a decrease in discount rates used to determine benefit obligations for both VEBA plans and (iii) a loss of $11.9 resulting from change in actuarial assumptions. The actuarial loss relating to the VEBA plans in 2010 is primarily the result of a change in the assumption in participant marital status in the Union VEBA and a change in annual benefit payment per participant in the Salaried VEBA.

[2]
In January 2005, the Department of Health and Human Services’ Centers for Medicare and Medicaid Services (CMS) released final regulations governing the Medicare prescription drug benefit and other key elements of the Medicare Modernization Act that went into effect January 1, 2006. The Union VEBA is eligible for the Retiree Drug Subsidy because the plan meets the definition of actuarial equivalence and therefore qualifies for federal subsidies equal to 28% of allowable drug costs. As a result, the Company has measured the Union VEBA’s obligations and costs to take into account this subsidy.

[3]
With respect to the Prepaid benefit of $124.1 relating to the VEBAs at December 31, 2011, of which $144.7 was included in Net asset in respect of VEBA and $20.6 was included in Net liability in respect of VEBA on the Consolidated Balance Sheet. Prepaid benefit of $158.0 relating to the VEBAs at December 31, 2010, was included in Net asset in respect of the VEBAs on the Consolidated Balance Sheets.

Schedule of Net Funded Status
The following table presents the net assets of each VEBA as of December 31, 2011 and December 31, 2010 (such information is also included in the tables required under GAAP above which roll forward the assets and obligations):

	December 31, 2011			December 31, 2010
	Union VEBA	Salaried VEBA	Total	Union VEBA	Salaried VEBA	Total
APBO	$(370.0)	$(76.9)	$(446.9)	$(289.0)	$(59.6)	$(348.6)
Plan assets	514.7	56.3	571.0	445.7	60.9	506.6
Net Funded Status	$144.7	$(20.6)	$124.1	$156.7	$1.3	$158.0

Schedule of Expected Benefit Payments
As of December 31, 2011, the net benefits expected to be paid in each of the next five fiscal years and in aggregate for the five fiscal years thereafter are as follows:

	Benefit Payments Due by Period
	2012	2013	2014	2015	2016	2017-2021
Canadian pension plan benefit payments	$0.2	$0.3	$0.3	$0.3	$0.3	$1.8
VEBA benefit payments[1]	28.7	29.3	29.6	29.9	30.1	177.3
Anticipated Retiree Drug Subsidy	(3.1)	(3.3)	(3.5)	(3.6)	(3.7)	(19.7)
Total net benefits	$25.8	$26.3	$26.4	$26.6	$26.7	$159.4
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[1] Such amounts were obtained from the VEBAs. The Company's only financial obligations to the VEBAs are to pay the variable contributions which may not exceed $20.0 annually and certain administrative fees.

Schedule of Net Periodic Benefit Cost Not yet Recognized
The amount of (loss) income which is recognized in the Consolidated Balance Sheets (in Accumulated other comprehensive (loss) income) associated with the Company’s Canadian defined benefit pension plan and the VEBAs that have not yet been reflected in net periodic benefit cost as of December 31, 2011 were as follows:

	Canadian Pension Benefits		VEBA Benefits
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Accumulated net actuarial (losses) gains	$(2.0)	$(1.8)	$(95.1)	$14.7
Transition assets	0.4	0.4	—	—
Prior service cost	—	—	(41.1)	(45.3)
Loss recognized in Accumulated other comprehensive (loss) income	$(1.6)	$(1.4)	$(136.2)	$(30.6)

Schedule of Net Periodic Benefit Costs (Income)
The following table presents the components of net periodic benefit cost (income) for 2011, 2010 and 2009:

	Canadian Pension Benefits			VEBA Benefits
	2011	2010	2009	2011	2010	2009
Service cost	$0.2	$0.1	$0.1	$2.2	$2.0	$2.2
Interest cost	0.3	0.3	0.2	17.4	19.1	18.7
Expected return on plan assets	(0.3)	(0.2)	(0.2)	(30.4)	(20.9)	(21.0)
Amortization of prior service cost[2]	—	—	—	4.2	4.2	1.6
Amortization of net loss	0.1	—	—	0.6	0.7	3.8
Net periodic benefit costs (income)	$0.3	$0.2	$0.1	$(6.0)	$5.1	$5.3
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[1]	The Company amortizes prior service cost on a straight-line basis over the average remaining years of service to full eligibility for benefits of the active plan participants.

Schedule of Income (Charges) Related to All Benefit Plans
The following tables present the total (income) charges related to all benefit plans for 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
Canadian pension plan	$0.3	$0.2	$0.1
VEBAs	(6.0)	5.1	5.3
Deferred compensation plan	0.2	1.3	0.4
Defined contribution plans	7.1	6.5	6.5
Total	$1.6	$13.1	$12.3

Allocation of Income (Charges) Relating to Retirement Plans	The following tables present the allocation of these (income) charges:

	Year Ended December 31,
	2011	2010	2009
Fabricated Products	$6.4	$6.4	$5.8
All Other	(4.8)	6.7	6.5
Total	$1.6	$13.1	$12.3